U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C.  20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

             Read instructions at end of Form before preparing Form.
                              Please print or type.


    1.   Name and address of issuer:
                             CharterCapital Blue Chip Growth Fund, Inc.
                             4920 West Vliet Street
                             Milwaukee, Wisconsin  53208

    2. Name of each series or class of funds for which this notice is filed: N/A

    3.   Investment Company Act File Number:     811-3993

         Securities Act File Number:             2-90082

    4.   Last day of fiscal year for which this notice is filed:
              December 31, 1995

    5. Check box if this notice is being filed more than 180 days after the close of the issuer's fiscal year for purposes of reporting securities sold after the close of the fiscal year but before termination of the issuer's 24f-2 declaration: [_]

    6. Date of termination of issuer's declaration under rule 24f-2(a)(1), if applicable (see Instruction A.6):

                                       N/A

    7. Number and amount of securities of the same class or series which had been registered under the Securities Act of 1933 other than pursuant to rule 24f-2 in a prior fiscal year, but which remained unsold at the beginning of the fiscal year:

                                      None

    8. Number and amount of securities registered during the fiscal year other than pursuant to rule 24f-2:

                                      None

    9. Number and aggregate sale price of securities sold during the fiscal year:

                             6,427 shares - $75,555

    10. Number and aggregate sale price of securities sold during the fiscal year in reliance upon registration pursuant to rule 24f-2:

                             6,427 shares - $75,555

    11. Number and aggregate sale price of securities issued during the fiscal year in connection with dividend reinvestment plans, if applicable (see Instruction B.7):

                             7,397 shares - $91,382

    12.  Calculation of registration fee:

         (i)   Aggregate sale price of securities sold
               during the fiscal year in reliance on
               rule 24f-2 (from Item 10):                       $     75,555
                                                                ------------
         (ii)  Aggregate price of shares issued in
               connection with dividend reinvestment
               plans (from Item 11, if applicable):             +     91,382
                                                                ------------
         (iii) Aggregate price of shares redeemed
               or repurchased during the fiscal
               year (if applicable):                            -  4,235,583
                                                                ------------
         (iv)  Aggregate price of shares redeemed or
               repurchased and previously applied as a
               reduction to filing fees pursuant to
               rule 24e-2 (if applicable):                      +          0
                                                                ------------
         (v)   Net aggregate price of securities sold
               and issued during the fiscal year in
               reliance on rule 24f-2 [line (i), plus
               line (ii), less line (iii), plus line
               (iv)] (if applicable):                             (4,068,646)
                                                                ------------
         (vi)  Multiplier prescribed by Section 6(b)
               of the Securities Act of 1933 or other
               applicable law or regulation (see
               Instruction C.6):                                x     1/2900
                                                                ------------
         (vii) Fee due [line (i) or line (v)
               multiplied by line (vi)]:                        $          0
                                                                ============

    Instruction: Issuers should complete lines (ii), (iii), (iv) and (v) only if the form is being filed within 60 days after the close of the issuer's fiscal year. See Instruction C.3.

    13. Check box if fees are being remitted to the Commission's lockbox depository as described in Section 3a of the Commission's Rules of Informal and Other Procedures (17 CFR 202.3a).

                                                 [_]

         Date of mailing or wire transfer of filing fees to the Commission's lockbox depository:


                                   SIGNATURES

         This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

         By (Signature and Title)*     /s/ Lauren E. Toll
                                       Lauren E. Toll
                                       President

         Date  February 21, 1996

        * Please print the name and title of the signing officer below the signature.